UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
            April 13, 2017 to May 12, 2017

     Commission File Number of issuing entity: 333-166711-01
       Central Index Key Number of issuing entity: 0001536226

         UBS-Citigroup Commercial Mortgage Trust 2011-C1
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-166711
         Central Index Key Number of depositor: 0001258361

          Citigroup Commercial Mortgage Securities Inc.
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
                 Natixis Real Estate Capital LLC
       (Exact name of sponsor as specified in its charter)

               Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                           45-4307653
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 816-6000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from April 13, 2017 to May 12,
         2017, no assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor most recently filed a Form ABS-15G on February 14, 2017. The CIK number of the Depositor is 0001258361.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 13, 2017. The CIK number of Natixis is 0001542256.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 8, 2017. The CIK number of UBS is 0001541886.

Item 1A. Asset-Level Information.
         Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.
         Not applicable


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3.  Sales of Securities and Use of Proceeds.
         None

Item 4.  Defaults Upon Senior Securities.
         None

Item 5.  Submission of Matters to a Vote of Security Holders.
         None

Item 6.  Significant Obligors of Pool Assets.
         With respect to the Trinity Centre Mortgage Loan, based on information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for the Trinity Centre Mortgaged Property was $14,076,212.00, for the period of January 1, 2015 through September 30, 2015. The Trinity Centre Mortgage Loan was defeased on November 6, 2015. There is no material update at this time.

         With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan Borrower, the net operating income for the Poughkeepsie Galleria Mortgaged Property was $15,055,759.00, a year-to-date figure for the period of January 1, 2016 through December 31, 2016. There is no material update at this time.

Item 7.  Change in Sponsor Interest in Securities.
         None

Item 8.  Significant Enhancement Provider Information.
         None

Item 9.  Other Information.
         None

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the May 12, 2017 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)


/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: President

Date:    May 25, 2017


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the May 12, 2017 distribution.